Convertible Note Payable	12 Months Ended
Dec. 31, 2025
Convertible Note Payable [Abstract]
CONVERTIBLE NOTE PAYABLE

NOTE 6 – CONVERTIBLE NOTE PAYABLE

Convertible Promissory Notes – Private Placement

In January 2025, the Company commenced a private placement of convertible promissory notes, pursuant to which the Company issued notes in the aggregate principal amount of $70,000 for gross proceeds of $70,000. The notes bear interest at a rate of five percent (5%) per annum and are due and payable within thirty (30) days of written demand from the holder; provided that such written demand may not occur prior to the date that is thirty-six (36) months from the date of issuance. If the Company consummates a change of control while the notes remain outstanding, then holders shall be repaid in cash in an amount equal to 150% of the outstanding principal amount plus any unpaid accrued interest. The notes are unsecured and contain customary events of default. The notes are convertible into Common Stock as follows:

●	If the Common Stock is listed on a national stock exchange, including, without limitation, through a firm underwritten initial public offering, all of the principal and accrued interest then outstanding under the notes shall be automatically converted, without any action by the holder, into shares of Common Stock at a conversion price equal to eighty percent (80%) of the price per share sold to the public by the underwriters at the closing of the initial public offering; provided, however, that in no event shall the number of shares be less than the number of shares issuable pursuant to a conversion upon a Qualified Financing (as defined below).
●	If the Company consummates a financing transaction whereby any equity or equity-linked securities are sold to investors in exchange for cash for gross proceeds of at least ten million dollars ($10,000,000) (a “Qualified Financing”), then effective upon the closing of the Qualified Financing, all of the principal and accrued interest then outstanding under the notes shall be automatically converted, without any action by the holder, into a number of shares or units, as applicable, that were sold in such Qualified Financing at a conversion price equal to eighty percent (80%) of the price per share or unit, as applicable, sold in such Qualified Financing; provided, however, that the conversion price per share or unit, as applicable, shall not exceed the quotient obtained by dividing $70,000,000 by the total number shares of Common Stock outstanding on a fully diluted basis (assuming conversion of all securities convertible into Common Stock and exercise of all outstanding options and warrants, but excluding the shares of equity securities issuable upon the conversion of the notes or other convertible securities issued for capital raising purposes (e.g., Simple Agreements for Future Equity)).

●	If the Company consummates an equity financing pursuant to which it sells shares of equity or equity-linked securities in a transaction that does not constitute a Qualified Financing, then the holders of at least a majority in principal amount of the notes then outstanding shall have the option to treat such equity financing as a Qualified Financing.

As of December 31, 2025, the balance of the convertible note payables amounted to principal of $70,000 and accrued interest of $3,377, offset by the unamortized debt discounts of $15,195 for a net balance of $58,182. Interest expense on the convertible notes totaled $3,377 for the year ended December 31, 2025, and the Company recorded amortization of debt discount in the amount of $7,205 during the year ended December 31, 2025. See also Note 12.

The Company identified an embedded note feature within the convertible notes that qualifies as a derivative under ASC 815, Derivatives and Hedging. The derivative liability was initially recognized at fair value upon issuance and is remeasured at each reporting date, with changes in fair value recorded in the statement of operations. The fair value is determined using the Differential Valuation Approach, comparing the note’s value with and without the redemption feature. A probability of 100% was applied to the successful consummation of a Qualified Financing or listing event at issuance and at remeasurement. The derivative liability was bifurcated from the convertible note payable and the fair value was $17,500, both at issuance, and at the end of the reporting period, with no changes in fair value recorded as of December 31, 2025 (see Note 2).

Convertible Promissory Notes – Equity Crowdfunding

In May 2025 and November 2025, the Company launched equity crowdfunding offerings under Section 4(a)(6) of the Securities Act of 1933, as amended (the “Securities Act”) and Regulation Crowdfunding promulgated thereunder, pursuant to which the Company offered convertible promissory notes. The Company issued notes in the aggregate principal amount of $712,256 for gross proceeds of $712,256 and net proceeds of approximately $668,472, of which $7,372 is subject to a final holdback as of December 31, 2025 and will be released to the Company in April 2026.

These notes bear interest at a rate of fifteen percent (15%) per annum and are due and payable within ninety (90) days of written demand from the holder; provided that such written demand may not occur prior to the date that is twenty-four (24) months from the date of issuance. The notes may not be pre-paid by Company without the prior written consent of the holders of a majority of the then outstanding principal amount of the notes (the “Majority Holders”). The notes are unsecured and contain customary events of default. The notes are convertible into Common Stock as follows:

●	If the Company’s (or a successor to the Company’s) shares are listed on a national securities exchange, including, without limitation, through a firm underwritten initial public offering, merger, reverse merger, or direct listing (the “Public Company Stock”), all of the principal and accrued interest then outstanding under the notes shall be automatically converted, without any action by the holders, into a number of shares of Public Company Stock equal to the number that results from the following equation: dividing (i) all of the principal and accrued interest then outstanding under the notes by (ii) a conversion price equal to (A) eighty percent (80%) of the price per share of the Public Company Stock sold to the public by the underwriters at the closing of the initial public offering, or (B) in the event of a merger, reverse merger, or direct listing, the volume weighted average price of the Public Company Stock during the five (5) trading days following such merger, reverse merger, or direct listing.
●	If the Company consummates a financing transaction whereby any equity or equity-linked securities of the Company are sold to investors in exchange for cash in which the Company receives gross proceeds of at least four million dollars ($4,000,000) (including the conversion of the notes) (a “Qualified Financing”), then effective upon the closing of the Qualified Financing, all of the principal and accrued interest then outstanding under the notes shall be automatically converted, without any action by the holders, into a number of shares or units, as applicable, that were sold in such Qualified Financing at a conversion price equal to eighty percent (80%) of the price per share or unit, as applicable, sold in such Qualified Financing.

●	If the Company consummates a financing transaction whereby any equity or equity-linked securities of the Company are sold to investors in exchange for cash in a transaction that does not constitute a Qualified Financing, then the Majority Holders shall have the option to treat such equity financing as a Qualified Financing.

As of December 31, 2025, the balance of the convertible note payables amounted to principal of $712,256 and accrued interest of $34,748, offset by the unamortized debt discounts of $185,832 for a net balance of $561,172. Interest expense on the convertible notes totaled $34,747 for the year ended December 31, 2025, and the Company recorded amortization of debt discount in the amount of $36,266 during the year ended December 31, 2025. See also Note 12.

The Company identified an embedded note feature within the convertible notes that qualifies as a derivative under ASC 815, Derivatives and Hedging. The derivative liability was initially recognized at fair value upon issuance, and is remeasured at each reporting date, with changes in fair value recorded in the statement of operations. The fair value is determined using the Differential Valuation Approach, comparing the note’s value with and without the redemption feature. A probability of 100% was applied to the successful consummation of a Qualified Financing or Event at issuance and at remeasurement. The derivative liability was bifurcated from the convertible note payable and the fair value was $178,314, both at issuance, and at the end of the reporting period, with no changes in fair value recorded as of December 31, 2025 (see Note 2).

Convertible Promissory Notes – Prior Equity Crowdfunding

On August 15, 2022, the Company launched an equity crowdfunding offering under Section 4(a)(6) of the Securities Act and Regulation Crowdfunding promulgated thereunder, pursuant to which the Company issued convertible promissory notes in the aggregate principal amount of $213,010. In conjunction with the offering of Series D Preferred Stock in June 2024, the outstanding principal balance of $213,010 and all unpaid accrued interest of $26,994 was converted into 49,997 shares of Common Stock. Interest expense on the notes totaled $7,667 for the year ended December 31, 2024, and the Company recorded amortization of debt discount in the amount of $4,980 during the year ended December 31, 2024.

Secured Convertible Promissory Note

On November 17, 2025, the Company entered into a securities purchase agreement (the “Note Purchase Agreement”) with Streeterville Capital, LLC (the “Investor”), pursuant to which the Company agreed to offer and sell to the Investor, in a private placement transaction, a secured convertible promissory note in the principal amount of $295,000 and a warrant to purchase a number of shares of the Company’s Common Stock equal to $500,000 divided by the lower of (i) $8.00 (the “Fixed Price”) and (ii) the Valuation based Bid Price or Compelling Evidence-based Bid Price, as submitted by the Company and accepted by The Nasdaq Stock Market (“Nasdaq”) in connection with the Company’s planned direct listing application with Nasdaq, and calculated in accordance with Nasdaq Listing Rule IM-5505-1 (the “Nasdaq Price”), for a total purchase price of $250,000, which, in addition to the original issue discount described below, includes $20,000 to pay the Investor’s fees. The secured convertible promissory note and the warrant were issued on November 17, 2025. The Note Purchase Agreement also provides that, upon the mutual agreement of the parties, the parties may complete a second closing, which was completed on February 9, 2026 (See Note 12).

The note carries an original issue discount of $25,000 and accrues interest at a rate of eight percent (8%) per annum with the principal amount and all accrued interest being due and payable six months (6) after issuance. The Company may prepay the note upon ten (10) trading days’ notice; provided that if such prepayment is made after thirty (30) days following the issuance date, then the Company must pay a prepayment penalty in an amount equal to 110% of the amount being prepaid.

This note is secured by all of the Company’s assets pursuant to a security agreement and an intellectual property security agreement, each entered into between the parties on November 17, 2025, and contains customary covenants and events of default for a loan of this type. Upon an event of default, the interest rate shall increase to fifteen percent (15%) per annum or the maximum rate permitted under applicable law. In addition, the note contains certain triggering events that would increase the outstanding balance. Upon the occurrence of a Major Triggering Event (as defined in the note), the outstanding balance would increase by an amount equal to fifteen percent (15%) of the then outstanding balance, and upon the occurrence of a Minor Triggering Event (as defined in the note), the outstanding balance would increase by an amount equal to five percent (5%) of the then outstanding balance.

At any time commencing on the first day that the Company’s common stock commences trading on Nasdaq (the “Initial Listing Date”), the Investor may, at its election, convert all or any portion of the outstanding balance of the note into shares of Common Stock at a conversion price equal to eighty-five percent (85%) of the lower of the Fixed Price and the Nasdaq Price. Notwithstanding the foregoing, the note provides that, on the date on which the Subsequent Registration Statement (as defined below) is declared effective by the Securities and Exchange Commission (the “SEC”), the note shall automatically be exchanged for a number of shares of Series E Convertible Preferred Stock equal to the outstanding balance of the notes divided by $1,000.

The warrants may be exercised at any time on or after the Initial Listing Date and until the last calendar day of the month in which the twelve-month anniversary thereof occurs at an exercise price equal to the lower of the Fixed Price and the Nasdaq Price (subject to standard adjustments for stock splits, stock dividends, recapitalizations and similar transactions) and may be exercised on a cashless basis if the Initial Registration Statement (as defined below) is not declared effective by the SEC within six (6) months from the issuance date of the warrants.

The note and the warrants also contain a beneficial ownership limitation which provides that the Company will not effect any conversion or exercise, and the Investor will not have the right to convert or exercise, any portion of the note or the warrants to the extent that, after giving effect to the conversion or exercise, the Investor (together with the Investor’s affiliates) would beneficially own in excess of 9.99% of the number of shares of common stock outstanding immediately after giving effect to the issuance of shares upon such conversion or exercise.

The Note Purchase Agreement includes customary representations, warranties and covenants, including a covenant that the Company will not, without the Investor’s prior written consent: (i) issue, incur or guaranty any debt or additional Liabilities (as defined in the Note Purchase Agreement) other than (a) trade payables incurred in the ordinary course of business, (b) indebtedness or Liabilities incurred pursuant to equipment leases, purchase money financings, or capital leases entered into in the ordinary course of business, (c) indebtedness or Liabilities incurred in connection with bona fide commercial banking or credit card arrangements on customary terms, or (d) intercompany indebtedness; or (ii) issue (a) any shares of common stock, preferred stock or any option, warrant, or right to subscribe for, acquire or purchase shares of common stock or preferred stock, or (b) any securities that are convertible into or exchangeable for shares of common stock or any class or series of preferred stock, subject to certain exceptions set forth in the Note Purchase Agreement.

The Note Purchase Agreement also contains a most favored nation provision, which provides that, so long as the note or the warrants are outstanding, upon the Company’s issuance of any security with any economic term or condition more favorable to the holder of such security or with a term in favor of the holder of such security that was not similarly provided to the Investor in the Transaction Documents (as defined in the Note Purchase Agreement), then the Company shall notify the Investor of such additional or more favorable term, which notice may be provided by means of a current report on Form 8-K or other filing with the SEC, and such term, at the Investor’s option, shall become a part of the Transaction Documents for the benefit of the Investor. The types of terms contained in another security that may be more favorable to the holder of such security include, but are not limited to, terms addressing conversion discounts, conversion lookback periods, interest rates, original issue discounts, floor prices, stock purchase prices, conversion prices, warrant coverage, warrant exercise prices, and anti-dilution/conversion and exercise price resets.

In connection with the issuance of the convertible debt, the Company issued a placement agent warrant to Maxim Partners LLC (“Maxim”) to purchase 2,169 shares of the Company’s common stock at an exercise price of $8.16 per share. The warrant has a term of five years and was issued as compensation for placement agent services. The placement agent warrants were evaluated separately and determined to be equity-classified instruments, and accordingly, the Company recognized a day-one loss of $16,914, with the fair value recorded in additional paid-in capital as a cost of the financing. In addition, the Company recorded a cash placement fee of $15,000, representing 6% of the proceeds of the offering, which was recorded as a debt discount.

The Company recorded detachable warrants as a derivative liability of $355,468, with $235,000 recognized as a debt discount and the fair value exceeded the carrying value resulting in a day-one loss of $120,468. The Company recognized a day-one loss of $143,382 related to the embedded conversion feature, which was determined to meet the criteria for derivative classification and was accounted for as a derivative liability. In aggregate, the Company recognized a total day-one loss of $280,764 which was recognized in the statement of operations.

As of December 31, 2025, the outstanding principal balance of the note was $295,000, with accrued interest of $2,898. After giving effect to unamortized debt discount of $223,287, the net carrying value of the note was $74,611 (See also Note 12).